Income Taxes (Tables)	12 Months Ended
Sep. 30, 2020
Income Tax Disclosure [Abstract]
Schedule of provision for (benefit from) income taxes
	Year Ended September 30, 2020	Year Ended September 30, 2019
Current
Federal	$-	$-
State	-	-
	-	-
Deferred
Federal	-	-
State	-	-
	-	-
Total income tax provision (benefit)	$-	$-

Schedule of reconciliation of the provision for income taxes at the federal statutory rate

	Year Ended September 30, 2020	Year Ended September 30, 2019
U.S. Federal (tax benefit) provision at statutory rate	$(908,947)	$1,494,183
State (tax benefit) income taxes, net of federal benefit	(365,743)	(601,231)
Permanent differences	719,942	1,017,899
True up	2,323,938	(575,537)
Change in Federal tax rate	-	-
Changes in valuation allowance	(1,769,189)	1,653,052
Total	$-	$-

Schedule of deferred tax assets and liabilities

	September 30, 2020	September 30, 2019
Deferred Tax Assets
Stock-based compensation	$811,285	$845,730
Accrued salary - unpaid	768,803	569,388
Net operating losses	3,562,416	5,496,575
Other	-	-
Total deferred tax assets	5,142,504	6,911,693
Valuation allowance	(5,142,504)	(6,911,693)
Net deferred tax assets	-	-

Deferred Tax Liabilities
Identifiable intangibles - Howco Purchase	-	-
Total deferred tax liabilities	-	-
Net deferred tax	$-	$-